UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21199

Name of Fund: BBIF Treasury Fund (liquidated on November 30, 2018)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BBIF Treasury Fund, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2018 – 06/30/2019

Item 1 – Proxy Voting Record – The registrant is a feeder fund in a master/feeder structure and as such holds interests of Master Treasury LLC (the “Master LLC”). Voting records of the Master LLC can be found by accessing the Form N-PX filed by the Master LLC (Investment Company Act file no. 811-21298, CIK no. 0001186244) on August 29, 2019.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21199
Reporting Period: 07/01/2018 - 06/30/2019
BBIF Treasury Fund

============================== BBIF Treasury Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Treasury Fund

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BBIF Treasury Fund

Date:	August 29, 2019